Other Receivables and Prepayments	12 Months Ended
Dec. 31, 2022
Other Receivables And Prepayments [Abstract]
Other Receivables and Prepayments

16. Other Receivables and Prepayments

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Prepayment for clinical trials related services	36,879	18,871
Prepaid expenses (i)	3,953	2,571
Deposits (ii)	4,312	356
Others	2,111	1,615
	47,255	23,413

(i)
In March 2022, the Group made payments to purchase director and officer liability insurance. Such expenses are amortized over one year.
(ii)
Deposits held by CRO suppliers are refundable upon the completion of related services.